PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PROJECT ASSETS
Schedule of project assets

	At December 31,	At December 31,
	2022	2023
	$	$
Project assets — Development cost, including project acquisition and land cost	444,858	651,920
Project assets — EPC and other construction cost	379,635	205,666
	824,493	857,586
Current portion	385,964	280,793
Non-current portion	438,529	576,793